Other revenues	12 Months Ended
Dec. 31, 2022
Other revenues
8 Other revenues
in	2022	2021	2020
Other revenues (CHF million)
Loans held-for-sale	(133)	(90)	(34)
Long-lived assets held-for-sale	374	232	26
Equity method investments	167	60	(254)
Other investments	(38)	253	769
Other	808	834	786
Other revenues	1,178	1,289	1,293

Bank
Other revenues
8 Other revenues
in	2022	2021	2020
Other revenues (CHF million)
Loans held-for-sale	(133)	(90)	(34)
Long-lived assets held-for-sale	355	232	26
Equity method investments	167	60	(255)
Other investments	(38)	256	769
Other	1,129	1,108	1,009
Other revenues	1,480	1,566	1,515